Capital Management (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Capital
The following table summarizes the capital of the Company:

	As at March 31,
	2021		2021		2020
	(In millions)
Equity*	US$	5,883.4	Rs.	430,135.5	Rs.	592,626.1
Short-term borrowings and current portion of long-term debt		5,853.0		427,917.4		354,949.0
Long-term debt		12,734.4		931,019.7		833,048.1

Total debt		18,587.4		1,358,937.1		1,187,997.1

Total capital (Debt + Equity)	US$	24,470.8	Rs.	1,789,072.6	Rs.	1,780,623.2

*	Details of equity :

	As at March 31,
	2021		2021		2020
	(In millions)
Total equity as reported in balance sheet	US$	7,100.8	Rs.	519,135.8	Rs.	598,034.7
Currency translation reserve attributable to
- Shareholders of Tata Motors Limited		(1,226.9)		(89,692.0)		(51,422.5)
- Non-controlling interests		(7.3)		(536.5)		(351.9)
Hedging reserve		16.7		1,222.1		41,937.1
Cost of hedge reserve		0.1		6.1		4,428.7

Equity as reported above	US$	5,883.4	Rs.	430,135.5	Rs.	592,626.1